Nature of Business, Basis of Presentation and Summary of Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		9 Months Ended	12 Months Ended	34 Months Ended		9 Months Ended	0 Months Ended
	Jul. 31, 2013	May 22, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011	Sep. 30, 2013 Vet Therapeutics [Member]	Oct. 15, 2013 Vet Therapeutics [Member] Subsequent Event [Member] Program
Accounting Policies [Abstract]
Entity incorporation date			Dec. 01, 2010	Dec. 01, 2010
Acquisition date of Vet Therapeutics							Oct. 15, 2013
Number of development programs added								2
Reverse stock split ratio		1-for-1.662 reverse stock split
Reverse stock split ratio on shares		0.601685
Number of fractional shares issued for reverse stock split		0
Sale of common stock resulted from IPO	6,612,500		21,205,578	830,823	21,205,578	300,841
Common stock per share, offering price	$ 6.00
Net proceeds from IPO	$ 34,274		$ 36,897		$ 36,897
Convertible preferred stock converted into common stock	13,351,902		13,351,902		13,351,902
Underwriting commissions and discount	2,777
Offering expenses	2,617
Cash and cash equivalents and marketable securities			52,306		52,306
Promissory notes related to the acquisitions			$ 17,889	$ 17,889				$ 3,000